Income Taxes - Summary of Change in Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Beginning balance	$ 5,972	$ 7,094
Charged to costs and expenses	6,323	(1,423)
Charged to retained earnings	(834)
Charged to other comprehensive income	(97)	301
Ending balance	$ 11,364	$ 5,972